SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Redeemable Common Stock and Reclassification (Detail) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended					121 Months Ended	124 Months Ended
	Mar. 20, 2019	Apr. 23, 2018	Jun. 01, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2016	Dec. 31, 2019	Mar. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Share holding term							1 year
Maximum percentage of weighted-average shares outstanding available for redemption during any calendar year							5.00%
Share redemption program, termination period							10 days
Maximum number of shares redeemable per quarter, value							$ 3,000,000
Redemption price percentage of most recent estimated value per share										95.00%
Proceeds from issuance of common stock, dividend reinvestment plan							800,000
Shares of common stock sold under dividend reinvestment plan				$ 76,500,000							$ 76,300,000
Redemptions of common stock	$ 8,600,000			468,000	$ 2,539,000		10,028,000	$ 123,613,000	$ 74,780,000		285,400,000	$ 285,900,000
Other liabilities				20,419,000			$ 19,801,000	21,006,000			19,801,000	20,419,000
Remaining authorized repurchase amount				$ 400,000								400,000
Forecast
Summary of Significant Accounting Policies [Line Items]
Remaining authorized repurchase amount						$ 800,000
After 2019
Summary of Significant Accounting Policies [Line Items]
Share redemption program, termination period							10 days
Maximum number of shares redeemable per year, value							$ 1,000,000
Funds available for redemption of shares							1,000,000
Common Stock
Summary of Significant Accounting Policies [Line Items]
Redemptions of common stock					$ 3,000		$ 10,000	113,000	$ 53,000
Number of shares non-redeemable do to limitation, shares				5,648,158			5,813,699
Number of shares non-redeemable do to limitation, value				$ 57,000,000			$ 58,700,000
Self-tender Offer (SOR Offer)
Summary of Significant Accounting Policies [Line Items]
Number of shares authorized to be repurchased (in shares)		8,234,217
Average cost per share (in USD per share)		$ 10.93	$ 10.93				$ 9.41
Authorized amount		$ 90,000,000
Treasury stock, acquired (in shares)		1,294,910	9,527,724
Treasury stock, acquired		$ 14,100,000	$ 104,100,000
Stock repurchased during period (in shares)							3,057
Stock repurchased during period							$ 29,000
Share Redemption Program | Common Stock
Summary of Significant Accounting Policies [Line Items]
Redemptions of common stock				500,000			10,000,000
Unfulfilled Redemption Request
Summary of Significant Accounting Policies [Line Items]
Other liabilities				$ 600,000			$ 800,000	$ 10,000,000			$ 800,000	$ 600,000
Maximum | Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Shares of common stock sold under dividend reinvestment plan						$ 800,000